Label	Element	Value
Class A Prospectus | Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock	Victory Funds Victory NewBridge Large Cap Growth Fund Supplement dated August 30, 2017 to the Prospectus dated March 1, 2017 (“Prospectus”)
Risk/Return [Heading]	rr_RiskReturnHeading	Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund)
Expense [Heading]	rr_ExpenseHeading	The following sentence relating to Class A shares is added after the first sentence in footnote 3 to the Annual Fund Operating Expenses table appearing on Page 1 of the Prospectus, effective as of September 1, 2017:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class A shares do not exceed 1.36% until at least February 28, 2019.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2019